Stock-Based Compensation and Common Stock (Details) - Schedule of Company’s Outstanding RSUs - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation and Common Stock (Details) - Schedule of Company’s Outstanding RSUs [Line Items]
Shares, Outstanding and unvested Balances	600	8,965
Weighted Average Grant Date Fair Value, Outstanding and unvested Balances	$ 1,050	$ 1,050
Shares, Granted	338,332	734
Weighted Average Grant Date Fair Value, Granted	$ 9.72	$ 1,050
Shares, Settled	(319,144)	(8,526)
Weighted Average Grant Date Fair Value, Settled	$ 10.28	$ 1,050
Shares, Forfeited	(16,887)	(50)
Weighted Average Grant Date Fair Value, Forfeited	$ 0.5	$ 1,050
Shares, Unvested shares converted to options		(523)
Weighted Average Grant Date Fair Value, Unvested shares converted to options		$ 1,050
Shares, Outstanding and unvested Balances	2,901	600
Weighted Average Grant Date Fair Value, Outstanding and unvested Balances	$ 0.49	$ 1,050